Document and Entity Information Document	Nov. 06, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	Charter Communications, Inc.
Entity Central Index Key	0001091667
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33664
Entity Tax Identification Number	84-1496755
Entity Address, Address Line One	400 Washington Blvd.
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	905-7801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $.001 Par Value
Trading Symbol	CHTR
Security Exchange Name	NASDAQ
Series A Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series A Cumulative Redeemable Preferred Stock $.001 Par Value
Trading Symbol	CHTRP
Security Exchange Name	NASDAQ
CCO Holdings, LLC
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	CCO Holdings, LLC
Entity Central Index Key	0001271833
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37789
Entity Tax Identification Number	86-1067239
Entity Address, Address Line One	400 Washington Blvd.
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	905-7801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
CCO Holdings Capital Corp.
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	CCO Holdings Capital Corp.
Entity Central Index Key	0001271834
Entity Incorporation, State or Country Code	DE
Entity File Number	333-112593-01
Entity Tax Identification Number	20-0257904
Entity Address, Address Line One	400 Washington Blvd.
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	905-7801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false